ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details)	1 Months Ended	3 Months Ended				12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments						¥ 28,634	$ 4,383
Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%			45.00%	45.00%
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net				¥ 15,200,000	$ 2,200,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				¥ 183,000,000	$ 26,400,000
Proceeds from Sale of Equity Method Investments						¥ 13,100,000	$ 2,000,000
Jiangxi Jinko Engineering [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250,000,000				$ 250,000,000
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		45.00%	45.00%			45.00%	45.00%
Equity Method Investment, Amount Sold					225,000,000		$ 225,000,000
Jinkosolar International Development Limited [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net				¥ 100,000	20,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries				¥ 2,400,000	$ 400,000
Proceeds from Sale of Equity Method Investments		¥ 1,300,000	$ 200,000
Gain (Loss) on Sale of Equity Investments		154,800,000	23,800,000
JinkoSolar International Development Limited Lotapera, S.L. [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net		102,300,000	15,700,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 27,300,000	$ 4,200,000